SIGNIFICANT ACCOUNTING POLICIES (Schedule of Details of Company's Significant Subsidiaries) (Details)		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Subsidiary One [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Silvercorp Metals China Inc.
Principal activity		Holding company
Place of incorporation		Canada
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Two [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Silvercorp Metals (China) Inc.
Principal activity		Holding company
Place of incorporation		China
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Three [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		0875786 B.C. LTD.
Principal activity		Holding company
Place of incorporation		Canada
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Four [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Fortune Mining Limited
Principal activity		Holding company
Place of incorporation	[1]	BVI
Proportion of ownership interest held		100.00%	100.00%
Mineral properties		RZY
Subsidiary Five [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Fortune Copper Limited
Principal activity		Holding company
Place of incorporation		BVI
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Six [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Fortune Gold Mining Limited
Principal activity		Holding company
Place of incorporation		BVI
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Seven [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Victor Resources Ltd.
Principal activity		Holding company
Place of incorporation		BVI
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Eight [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Yangtze Mining Ltd.
Principal activity		Holding company
Place of incorporation		BVI
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Nine [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Victor Mining Ltd.
Principal activity		Holding company
Place of incorporation		BVI
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Ten [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Yangtze Mining (H.K.) Ltd.
Principal activity		Holding company
Place of incorporation		Hong Kong
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Eleven [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Fortune Gold Mining (H.K.) Limited
Principal activity		Holding company
Place of incorporation		Hong Kong
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Twelve [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Wonder Success Limited
Principal activity		Holding company
Place of incorporation		Hong Kong
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Thirteen [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Henan Huawei Mining Co. Ltd. ("Henan Huawei")
Principal activity		Mining
Place of incorporation		China
Proportion of ownership interest held		80.00%	80.00%
Subsidiary Fourteen [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Henan Found Mining Co. Ltd. ("Henan Found")
Principal activity		Mining
Place of incorporation		China
Proportion of ownership interest held		77.50%	77.50%
Mineral properties		Ying Mining District
Subsidiary Fifteen [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Songxian Gold Mining Co., Ltd. ("SX Gold")
Principal activity		Mining
Place of incorporation		China
Proportion of ownership interest held		77.50%	77.50%
Mineral properties		XHP
Subsidiary Sixteen [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Xinshao Yunxiang Mining Co., Ltd. ("Yunxiang")
Principal activity		Mining
Place of incorporation		China
Proportion of ownership interest held		70.00%	70.00%
Mineral properties		BYP
Subsidiary Seventeen [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Guangdong Found Mining Co. Ltd. (Guangdong Found")
Principal activity		Mining
Place of incorporation		China
Proportion of ownership interest held		95.00%	95.00%
Mineral properties		GC

[1]	British Virgin Island ("BVI")